CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 37,809,465	$ 29,055,306	$ 24,792,229
Cost of revenues
Total cost of revenues		(24,244,227)	(18,034,418)	(15,778,989)
Gross profit		13,565,238	11,020,888	9,013,240
Operating expenses
Selling and marketing expenses		(4,711,294)	(1,750,877)	(928,339)
General and administrative expenses		(6,705,791)	(2,531,630)	(1,416,186)
Research and development costs		(548,122)	(455,398)	(487,543)
Gain from disposal of property, plant and equipment		34,878	78	95,250
Total operating expenses		(11,930,329)	(4,737,827)	(2,736,818)
Income from operations		1,634,909	6,283,061	6,276,422
Other income, net
Interest expenses		(15,085)	(109,003)	(124,104)
Interest income		113,736	18,239	17,521
Share of profits from equity method investment		2,622,348	2,335,281	1,956,797
Currency exchange gain		97,506	12,433	18,314
Other income, net		474,348	434,031	246,947
Total other income, net		3,292,853	2,690,981	2,115,475
Income before income tax provision		4,927,762	8,974,042	8,391,897
Income tax provision		(1,264,933)	(1,284,203)	(1,113,066)
Net income		3,662,829	7,689,839	7,278,831
Less: net loss attributable to non-controlling interests		(19,894)	(1,246)	(4,012)
Net income attributable to ZJK Industrial Co., Ltd.’s shareholders		3,682,723	7,691,085	7,282,843
Other comprehensive (loss)/income
Foreign currency translation adjustment attributable to parent company		(618,728)	(460,025)	(758,083)
Foreign currency translation adjustment attributable to non-controlling interests		332	19	(190)
Total comprehensive income		3,044,433	7,229,833	6,520,558
Comprehensive loss attributable to non-controlling interests		(19,562)	(1,227)	(4,202)
Comprehensive income attributable to ZJK Industrial Co., Ltd.’s shareholders		$ 3,063,995	$ 7,231,060	$ 6,524,760
Basic	[1]	$ 0.06	$ 0.13	$ 0.12
Diluted	[1]	$ 0.06	$ 0.13	$ 0.12
Basic		60,336,800	60,000,000	60,000,000
Diluted		60,336,800	60,000,000	60,000,000
Third Party Sales [Member]
Revenues
Total revenues		$ 21,250,363	$ 13,961,495	$ 13,618,185
Cost of revenues
Total cost of revenues		(12,281,086)	(9,486,512)	(8,084,957)
Related Party Sales [Member]
Revenues
Total revenues		16,559,102	15,093,811	11,174,044
Cost of revenues
Total cost of revenues		$ (11,963,141)	$ (8,547,906)	$ (7,694,032)

[1]	In April 2022, Zhongke Components entered into two agreements with a third-party as a lessor to lease fourth floor for one year, and the third and fifth floors for two years in Zhongke Components’s building located in Qingyuan to the lessee. The lease agreement for renting the fourth floor to a third-party by Zhongke Components has been renewed in March 2023 for one year and in February 2024 for six months, respectively.